Capital and Reserves - Treasury Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	36,790,818	36,539,859	36,324,554
Beginning balance	$ 105,601
Ending balance (in shares)	37,230,208	36,790,818	36,539,859
Ending balance	$ 97,597	$ 105,601
Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	5,189,016	5,439,976	5,655,281
Beginning balance	$ 105,601	$ 110,174	$ 114,097
Repurchase of common stock (in shares)		(1)
Repurchase of common stock		$ 0
Restricted stock issued - directors (in shares)		(57,000)	(63,000)
Restricted stock issued - directors		$ (1,038)	$ (1,148)
Restricted stock units - vested (in shares)	(191,173)	(193,959)	(152,305)
Restricted stock units - vested	$ (3,483)	$ (3,535)	$ (2,775)
Ending balance (in shares)	4,749,626	5,189,016	5,439,976
Ending balance	$ 97,597	$ 105,601	$ 110,174
Treasury stock | Directors
Disclosure of share capital, reserves and other equity interest [Line Items]
Restricted stock issued - directors (in shares)	(63,000)
Restricted stock issued - directors	$ (1,148)
Treasury stock | Executives
Disclosure of share capital, reserves and other equity interest [Line Items]
Restricted stock issued - directors (in shares)	(185,217)
Restricted stock issued - directors	$ (3,373)
“Class A” | Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	318,140	318,140	318,140
Beginning balance	$ 10,708	$ 10,708	$ 10,708
Repurchase of common stock (in shares)		0
Repurchase of common stock		$ 0
Restricted stock issued - directors (in shares)		0	0
Restricted stock issued - directors		$ 0	$ 0
Restricted stock units - vested (in shares)	0	0	0
Restricted stock units - vested	$ 0	$ 0	$ 0
Ending balance (in shares)	318,140	318,140	318,140
Ending balance	$ 10,708	$ 10,708	$ 10,708
“Class A” | Treasury stock | Directors
Disclosure of share capital, reserves and other equity interest [Line Items]
Restricted stock issued - directors (in shares)	0
Restricted stock issued - directors	$ 0
“Class A” | Treasury stock | Executives
Disclosure of share capital, reserves and other equity interest [Line Items]
Restricted stock issued - directors (in shares)	0
Restricted stock issued - directors	$ 0
“Class B” | Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	689,367	689,367	689,367
Beginning balance	$ 18,711	$ 18,711	$ 18,711
Repurchase of common stock (in shares)		0
Repurchase of common stock		$ 0
Restricted stock issued - directors (in shares)		0	0
Restricted stock issued - directors		$ 0	$ 0
Restricted stock units - vested (in shares)	0	0	0
Restricted stock units - vested	$ 0	$ 0	$ 0
Ending balance (in shares)	689,367	689,367	689,367
Ending balance	$ 18,711	$ 18,711	$ 18,711
“Class B” | Treasury stock | Directors
Disclosure of share capital, reserves and other equity interest [Line Items]
Restricted stock issued - directors (in shares)	0
Restricted stock issued - directors	$ 0
“Class B” | Treasury stock | Executives
Disclosure of share capital, reserves and other equity interest [Line Items]
Restricted stock issued - directors (in shares)	0
Restricted stock issued - directors	$ 0
“Class E” | Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	4,181,509	4,432,469	4,647,774
Beginning balance	$ 76,182	$ 80,755	$ 84,678
Repurchase of common stock (in shares)		(1)
Repurchase of common stock		$ 0
Restricted stock issued - directors (in shares)		(57,000)	(63,000)
Restricted stock issued - directors		$ (1,038)	$ (1,148)
Restricted stock units - vested (in shares)	(191,173)	(193,959)	(152,305)
Restricted stock units - vested	$ (3,483)	$ (3,535)	$ (2,775)
Ending balance (in shares)	3,742,119	4,181,509	4,432,469
Ending balance	$ 68,178	$ 76,182	$ 80,755
“Class E” | Treasury stock | Directors
Disclosure of share capital, reserves and other equity interest [Line Items]
Restricted stock issued - directors (in shares)	(63,000)
Restricted stock issued - directors	$ (1,148)
“Class E” | Treasury stock | Executives
Disclosure of share capital, reserves and other equity interest [Line Items]
Restricted stock issued - directors (in shares)	(185,217)
Restricted stock issued - directors	$ (3,373)